Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2020 Portfolio℠
September 30, 2024
VIPF2020-NPRT3-1124
1.822349.119
Bond Funds - 52.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,337,988	78,210,331
Fidelity International Bond Index Fund (a)	1,831,776	17,218,696
Fidelity Long-Term Treasury Bond Index Fund (a)	1,728,661	17,528,628
VIP High Income Portfolio - Initial Class (a)	1,914,426	9,533,841
VIP Investment Grade Bond II Portfolio - Initial Class (a)	18,102,358	179,394,365
TOTAL BOND FUNDS (Cost $305,099,513)		301,885,861

Domestic Equity Funds - 23.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	378,016	23,743,196
VIP Equity-Income Portfolio - Initial Class (a)	654,947	19,183,406
VIP Growth & Income Portfolio - Initial Class (a)	811,912	26,419,610
VIP Growth Portfolio - Initial Class (a)	335,744	39,342,499
VIP Mid Cap Portfolio - Initial Class (a)	143,206	6,049,001
VIP Value Portfolio - Initial Class (a)	638,105	13,412,959
VIP Value Strategies Portfolio - Initial Class (a)	366,133	6,637,984
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,971,356)		134,788,655

International Equity Funds - 23.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,943,027	49,839,867
VIP Overseas Portfolio - Initial Class (a)	2,968,864	87,729,920
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $74,557,080)		137,569,787

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $2,725,281)	4.76	2,725,282	2,725,282

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $426,353,230)	576,969,585
NET OTHER ASSETS (LIABILITIES) - 0.0%	(85,490)
NET ASSETS - 100.0%	576,884,095

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	493,474	493,474	73	-	-	-	0.0%
Total	-	493,474	493,474	73	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	80,294,782	10,722,781	15,663,806	902,672	(641,496)	3,498,070	78,210,331
Fidelity International Bond Index Fund	19,369,102	2,484,997	5,000,412	253,674	7,752	357,257	17,218,696
Fidelity Long-Term Treasury Bond Index Fund	21,724,310	6,173,516	10,276,162	486,260	(835,565)	742,529	17,528,628
VIP Contrafund Portfolio - Initial Class	22,203,724	3,370,921	7,759,040	87,704	2,557,481	3,370,110	23,743,196
VIP Emerging Markets Portfolio - Initial Class	46,179,241	9,491,964	14,229,587	38,935	708,808	7,689,441	49,839,867
VIP Equity-Income Portfolio - Initial Class	18,004,849	3,942,972	5,906,979	99,409	662,040	2,480,524	19,183,406
VIP Government Money Market Portfolio - Initial Class	11,551,535	5,228,043	14,054,296	129,886	-	-	2,725,282
VIP Growth & Income Portfolio - Initial Class	24,749,954	4,159,776	7,284,460	162,711	1,652,765	3,141,575	26,419,610
VIP Growth Portfolio - Initial Class	36,771,285	5,599,811	11,837,510	538,012	1,696,834	7,112,079	39,342,499
VIP High Income Portfolio - Initial Class	9,542,272	994,898	1,744,584	3,998	(7,358)	748,613	9,533,841
VIP Investment Grade Bond II Portfolio - Initial Class	176,191,286	27,442,985	32,575,169	107,350	(567,377)	8,902,640	179,394,365
VIP Mid Cap Portfolio - Initial Class	5,635,427	1,235,772	1,728,888	103,400	183,095	723,595	6,049,001
VIP Overseas Portfolio - Initial Class	86,285,319	10,293,234	20,363,475	320,507	3,109,850	8,404,992	87,729,920
VIP Value Portfolio - Initial Class	12,557,849	3,189,099	3,667,374	267,883	362,343	971,042	13,412,959
VIP Value Strategies Portfolio - Initial Class	6,214,377	1,698,632	1,922,908	86,277	150,198	497,685	6,637,984
	577,275,312	96,029,401	154,014,650	3,588,678	9,039,370	48,640,152	576,969,585

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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